UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21208

                          Oppenheimer Select Value Fund
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                      Date of reporting period: 07/31/2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS--96.1%
--------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.4%
--------------------------------------------------------------------------------------------------
MEDIA--8.2%
Cinemark Holdings, Inc. 1                                                497,200   $    8,129,220
--------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                         571,537       22,770,034
--------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                  416,930        8,805,562
                                                                                   ---------------
                                                                                       39,704,816
--------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Advance Auto Parts, Inc.                                                  64,150        2,230,496
--------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                     141,970        3,543,571
                                                                                   ---------------
                                                                                        5,774,067
--------------------------------------------------------------------------------------------------
CONSUMER STAPLES--10.1%
--------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--5.7%
Costco Wholesale Corp.                                                   370,300       22,143,940
--------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                   10,200          493,272
--------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                          116,280        4,845,388
                                                                                   ---------------
                                                                                       27,482,600
--------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
Chiquita Brands International, Inc. 1                                    263,610        4,628,992
--------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                      189,610        4,806,614
                                                                                   ---------------
                                                                                        9,435,606
--------------------------------------------------------------------------------------------------
TOBACCO--2.5%
Altria Group, Inc.                                                       182,020       12,098,869
--------------------------------------------------------------------------------------------------
ENERGY--10.0%
--------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Halliburton Co.                                                          131,570        4,739,151
--------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--9.0%
Capital Product Partners LP 1                                             50,100        1,619,733
--------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                        237,530       20,220,929
--------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                         154,210        9,567,188
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Petroleo Brasileiro SA, ADR                                              119,380        7,747,762
--------------------------------------------------------------------------------------------------
Total SA, Sponsored ADR                                                   56,960        4,477,626
                                                                                   ---------------
                                                                                       43,633,238
--------------------------------------------------------------------------------------------------
FINANCIALS--27.6%
--------------------------------------------------------------------------------------------------
CAPITAL MARKETS--7.6%
Bear Stearns Cos., Inc. (The)                                             76,400        9,261,208
--------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                238,810        4,422,761
--------------------------------------------------------------------------------------------------
UBS AG                                                                   423,320       23,312,232
                                                                                   ---------------
                                                                                       36,996,201
--------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.9%
Wachovia Corp.                                                           487,510       23,015,347
--------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                        302,550       10,217,114
                                                                                   ---------------
                                                                                       33,232,461
--------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
Bank of America Corp.                                                    102,440        4,857,705
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                          453,020       21,097,141
                                                                                   ---------------
                                                                                       25,954,846


                        1 | OPPENHEIMER SELECT VALUE FUND

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
INSURANCE--4.3%
AMBAC Financial Group, Inc.                                               96,100   $    6,453,115
--------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                     86,690        8,517,293
--------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                         87,070        4,036,565
--------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                       50,600        1,679,920
                                                                                   ---------------
                                                                                       20,686,893
--------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.4%
Freddie Mac                                                              252,570       14,464,684
--------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                             169,310        2,287,378
                                                                                   ---------------
                                                                                       16,752,062
--------------------------------------------------------------------------------------------------
HEALTH CARE--7.2%
--------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.8%
Orexigen Therapeutics, Inc. 1                                            338,523        5,020,296
--------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                            448,740        8,395,925
                                                                                   ---------------
                                                                                       13,416,221
--------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Medco Health Solutions, Inc. 1                                            46,000        3,738,420
--------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1                                   21,280          295,579
--------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                         49,130        3,690,646
                                                                                   ---------------
                                                                                        7,724,645
--------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.8%
Abbott Laboratories                                                       88,600        4,491,134
--------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                    276,200        4,394,342
--------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                          89,820        4,845,789
                                                                                   ---------------
                                                                                       13,731,265
--------------------------------------------------------------------------------------------------
INDUSTRIALS--14.5%
--------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.3%
Alliant Techsystems, Inc. 1                                               31,190        3,091,241
--------------------------------------------------------------------------------------------------
Boeing Co.                                                               201,780       20,870,105
--------------------------------------------------------------------------------------------------
United Technologies Corp.                                                153,270       11,184,112
                                                                                   ---------------
                                                                                       35,145,458
--------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Siemens AG, Sponsored ADR                                                 32,580        4,125,605
--------------------------------------------------------------------------------------------------
MACHINERY--5.0%
Deere & Co.                                                               50,810        6,118,540
--------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc.                                                    119,780        3,997,059
--------------------------------------------------------------------------------------------------
Kaydon Corp.                                                             125,200        6,661,892
--------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                           122,000        7,686,000
                                                                                   ---------------
                                                                                       24,463,491
--------------------------------------------------------------------------------------------------
MARINE--0.5%
Navios Maritime Holdings, Inc.                                           180,100        2,350,305
--------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.9%
Aegean Marine Petroleum Network, Inc.                                    207,360        4,344,192
--------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--5.9%
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.0%
Cisco Systems, Inc. 1                                                     84,170        2,433,355
--------------------------------------------------------------------------------------------------


                        2 | OPPENHEIMER SELECT VALUE FUND

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

                                                                          SHARES            VALUE
--------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
Telefonaktiebolaget LM Ericsson, Sponsored ADR                           191,300   $    7,156,533
                                                                                   ---------------
                                                                                        9,589,888
--------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
Applied Materials, Inc.                                                  338,560        7,461,862
--------------------------------------------------------------------------------------------------
SOFTWARE--2.4%
Take-Two Interactive Software, Inc. 1                                    645,200       11,374,876
--------------------------------------------------------------------------------------------------
MATERIALS--3.7%
--------------------------------------------------------------------------------------------------
CHEMICALS--3.7%
BASF AG, ADR                                                              56,200        7,275,090
--------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                      79,280        4,967,685
--------------------------------------------------------------------------------------------------
Mosaic Co. (The) 1                                                       145,210        5,454,088
                                                                                   ---------------
                                                                                       17,696,863
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
--------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
AT&T, Inc.                                                               121,900        4,773,604
--------------------------------------------------------------------------------------------------
UTILITIES--6.7%
--------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--5.6%
Exelon Corp.                                                             236,240       16,572,236
--------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                        168,700       10,248,525
                                                                                   ---------------
                                                                                       26,820,761
--------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
Dynegy, Inc., Cl. A 1                                                    215,790        1,922,689
--------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.7%
CMS Energy Corp.                                                         216,630        3,500,741
                                                                                   ---------------
Total Common Stocks (Cost $440,667,132)                                               464,933,276

--------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.8%
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 2,3
(Cost $13,713,261)                                                    13,713,261       13,713,261
--------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $454,380,393)                             98.9%     478,646,537
--------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                              1.1        5,322,976

                                                                      ----------------------------
NET ASSETS                                                                 100.0%  $  483,969,513
                                                                      ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of July 31, 2007.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES         GROSS          GROSS          SHARES
                                                            APRIL 30, 2007     ADDITIONS     REDUCTIONS   JULY 31, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              25,172,380    94,007,666    105,466,785      13,713,261

                                                                                                               DIVIDEND
                                                                                                  VALUE          INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                         $ 13,713,261   $     311,213


                        3 | OPPENHEIMER SELECT VALUE FUND

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair


                        4 | OPPENHEIMER SELECT VALUE FUND

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS  JULY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 454,607,821
                                          ==============

Gross unrealized appreciation             $  41,900,512
Gross unrealized depreciation               (17,861,796)
                                          --------------
Net unrealized appreciation               $  24,038,716
                                          ==============


                        5 | OPPENHEIMER SELECT VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Select Value Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007